Stock Compensation Plans - SSAR's and Stock Option Exercisable (Detail) - SSAR's and Stock Options [Member] - Over $115 [Member] $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable options, upper range limit	$ 115
Number Exercisable (in shares) | shares	1
Weighted Average Remaining Contractual Life (in years)	2 years 4 months 2 days
Weighted Average Exercise Price (in dollars per share)	$ 118.10
Aggregate Intrinsic Value | $	$ 2